RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES
12. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, a director and Secretary of the Company and at the time also its President, Arie S. Belldegrun, M.D., the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company paid TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and from that point until December 31, 2013, TRC billed the Company for actual hours worked on a monthly basis.  For the years ended December 31, 2013 and 2012, TRC billed the Company $309,330 and $273,171, respectively. For the period from inception to December 31, 2013, TRC has billed the Company a total of $2,052,571. As of January 1, 2014, the Company is no longer receiving services from TRC.

On occasion, some of the Company’s expenses were paid by TRC. No interest was charged by TRC on any outstanding balance owed by the Company. For the year ended December 31, 2013 and 2012 and for the period from August 1, 2005 (inception) through December 31, 2013 services and reimbursed expenses totaled $347,927, $327,452, and $2,479,144, respectively. As of December 31, 2013, the Company had a payable to TRC of $26,039, which was paid in full during February 2014. As of December 31, 2012, the Company’s payable to TRC was $28,868 and was paid in full during the first two months of 2013.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.